TAXATION (Deferred Tax Assets) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Deferred Tax Asset [Line Items]
Less: Valuation allowance		¥ (103,016,668)	¥ (75,277,578)	¥ (242,117,755)	¥ (402,860,548)
Net deferred tax assets - current	$ 12,211,023	79,100,567	77,562,041
Deferred tax - non-current	19,426,903	125,843,595	102,123,906
Deferred tax liabilities-current, net	(1,430,486)	(9,266,399)	(6,187,087)
Deferred tax liabilities-non-current,net	$ (1,756,740)	¥ (11,379,810)	(2,572,785)
Deferred Tax Asset Current [Member]
Deferred Tax Asset [Line Items]
Net operating losses			209,731
Provision for inventories, accounts receivable and other receivable		¥ 74,388,533	65,697,562
Change in fair value of forward contracts		(244,141)	(4,422,965)
Accrued warranty costs		20,135,070	9,320,959
Accrued interest		1,112,954	389,575
Other temporary differences		819,098	10,991,820
Total deferred tax assets		96,211,514	82,186,682
Less: Valuation allowance		(17,110,947)	(4,624,641)
Net deferred tax assets - current		79,100,567	77,562,041
Deferred Tax Asset Noncurrent [Member]
Deferred Tax Asset [Line Items]
Net operating losses		91,209,711	71,314,107
Accrued warranty costs		73,807,284	55,178,012
Timing difference for project assets, property, plant and equipment		25,741,022	33,296,577
Timing difference for revenue recognition of retainage contract		21,260,336	13,267,698
Other temporary differences		(269,037)	(279,551)
Total deferred tax assets		211,749,316	172,776,843
Less: Valuation allowance		(85,905,721)	(70,652,937)
Deferred tax - non-current		125,843,595	102,123,906
Deferred Tax Liability Current [Member]
Deferred Tax Asset [Line Items]
Other temporary differences		(9,266,399)	(6,187,087)
Deferred tax liabilities-current, net		(9,266,399)	(6,187,087)
Deferred Tax Liability Noncurrent [Member]
Deferred Tax Asset [Line Items]
Other temporary differences		(11,379,810)	(2,572,785)
Deferred tax liabilities-non-current,net		¥ (11,379,810)	¥ (2,572,785)